Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Current Assets:
Cash and cash equivalents	$ 170,505	$ 369,581	$ 563,104
Accounts receivable, net of allowance for doubtful accounts of $19,200, $24,600 and $8,700, respectively	492,865	515,825	217,097
Inventories	38,601	29,703	39,212
Other current assets	81,421	196,505	138,892
Total current assets	783,392	1,111,614	958,305
Property and equipment, net	364,728	408,892	505,485
Intangible assets, net	167,425	180,086	272,263
Deposits and other assets	9,358	9,358	19,744
Total assets	1,324,903	1,709,950	1,755,797
Current Liabilities:
Accounts payable and other accrued expenses	538,988	579,678	858,709
Accrued compensation and related expenses	502,015	454,288	217,432
Convertible debentures payable and accrued interest, net of discount of $184,750 at March 31, 2014	0	1,622,359	1,304,419
Current portion of related party notes payable	1,342,334	1,358,120	96,000
Derivative liabilities		0	20,848
Total current liabilities	2,383,337	4,014,445	2,497,408
Related party notes payable and accrued interest, net of current portion			1,321,664
Total liabilities			3,819,072
Commitments and contingencies
Stockholders' (Deficit) Equity:
Preferred Stock, Value			0
Common stock, $0.001 par value; 250,000,000 shares authorized; 60,037,846, 59,979,954 and 37,760,628 issued and outstanding at June 30, 2014, March 31, 2014 and 2013, respectively	60,038	59,980	37,761
Additional paid-in capital	87,797,202	83,512,399	64,210,412
Accumulated deficit	(88,915,924)	(85,876,874)	(66,311,448)
Total stockholders' deficit	(1,058,434)	(2,304,495)	(2,063,275)
Total liabilities and stockholders’ deficit	1,324,903	1,709,950	1,755,797
Class A convertible preferred stock [Member]
Stockholders' (Deficit) Equity:
Preferred Stock, Value	$ 250	$ 0